Fuwei Films (Holdings) Co., Ltd (Parent Company)	12 Months Ended
Dec. 31, 2021
Fuwei Films (Holdings) Co., Ltd (Parent Company)
Fuwei Films (Holdings) Co., Ltd (Parent Company)

(26) Fuwei Films (Holdings) Co., Ltd (Parent Company)

Under PRC regulations, the Company’s operating subsidiary, Shandong Fuwei may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC (“PRC GAAP”). In addition, Shandong Fuwei is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Shandong Fuwei is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund, which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2021, an aggregate amount of RMB37,441 (US$5,875) has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Shandong Fuwei.

As of December 31, 2021, the amount of restricted assets of Shandong Fuwei, which may not be transferred to the Company in the form of loans, advances, or cash dividends by the subsidiaries without the consent of a third party, was approximately 73.4% of the Company’s consolidated total assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2021, and 2020

	2021		2020
	RMB	US$	RMB

Cash and cash equivalents	0	0	—
Other current assets	272,277	42,726	280,283
Investments in subsidiaries	0	0	—

Total assets	272,277	42,726	280,283

Current liabilities	64,752	10,161	66,656
Total shareholders’ equity	207,525	32,565	213,627

Total liabilities and shareholders’ equity	272,277	42,726	280,283

Condensed unaudited Statements of Operations (For the years ended December 31, 2021, 2020, and 2019)

	2021		2020	2019
	RMB	US$	RMB	RMB

Interest income (expenses)	0	0	—	(3)
General and administrative expenses	0	0	—	—
Other income	0	0	—	—
Loss before equity in undistributed earnings of subsidiaries	0	0	—	(3)
Equity in earnings of subsidiaries	89,213	14,000	19,610	11,366

Net income	89,213	14,000	19,610	11,363

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2021, 2020, and 2019)

	2021		2020	2019
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	89,213	14,000	19,610	11,363
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	(89,213)	(14,000)	(19,610)	(11,366)
- Foreign exchange gain	0	0	—	—
Changes in operating assets and liabilities:
- Other current assets	0	0	—	—
- Other current liabilities	0	0	—	(12)

Net cash provided by operating activities	0	0	—	(15)

Cash flow from financing activities

Payments to related parties	0	0	—	—
Proceeds from related parties	0	0	(3)	—

Effect of exchange	0	0	—	—

Net cash provided by (used in) financing activities	0	0	(3)	—

Net increase (decrease) in cash	0	0	(3)	(15)
Cash:
At beginning of year	0	0	3	18
At end of year	0	0	—	3